Consolidated Statements of Operations and Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Income Statement [Abstract]
Net revenue	$ 13,096	$ 9,992	$ 11,523
Cost of revenue	(5,690)	(6,035)	(6,958)
Gross profit	7,406	3,957	4,565
Selling, general and administrative expenses	(7,479)	(4,605)	(4,669)
Other income, net	435	108	342
Income / (loss) from operations	362	(540)	238
Non-operating (expenses) / income, net	36	77	(234)
Income / (loss) before income taxes	398	(463)	4
Income tax expense	0	0	0
Net income / (loss)	398	(463)	4
Other comprehensive income / (loss), net of tax:
Foreign currency translation adjustments, net of tax	(985)	(1,113)	2,062
Comprehensive income / (loss)	(587)	(1,576)	2,066
Net income / (loss) attributable to common shareholders	$ 398	$ (463)	$ 4
Net earnings / (loss) per share - basic	$ 0.09	$ 0.1	$ 0
Weighted average number of shares outstanding in calculating net earnings per share - basic	4,646,966	4,703,224	4,910,357
Net earnings / (loss) per share - diluted	$ 0.08	$ 0.1	$ 0
Weighted average number of shares outstanding in calculating net earnings per share - diluted	4,816,736	4,703,224	5,290,904